PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 96.1%
Common Stocks 91.8%
Brazil 2.9%
Banco Bradesco SA	8,801	$24,664
Banco do Brasil SA	37,900	264,797
BB Seguridade Participacoes SA	3,600	20,045
Centrais Eletricas Brasileiras SA	5,800	51,553
Cia Siderurgica Nacional SA	3,500	9,937
Klabin SA, UTS	4,200	16,275
Petroleo Brasileiro SA	19,500	139,746
Suzano SA	4,100	38,432
Vale SA	36,832	496,874
		1,062,323
Chile 0.6%
Banco Santander Chile	343,791	13,616
Cencosud SA	159,460	217,840
		231,456
China 32.2%
37 Interactive Entertainment Network Technology Group Co. Ltd. (Class A Stock)	18,400	53,376
3SBio, Inc., 144A	246,000	163,744
Agricultural Bank of China Ltd. (Class H Stock)	139,000	45,845
Alibaba Group Holding Ltd.*	93,500	1,051,264
Aluminum Corp. of China Ltd. (Class H Stock)	24,000	8,790
Baidu, Inc., ADR*	1,500	204,855
Bank of Chengdu Co. Ltd. (Class A Stock)	25,800	58,951
Bank of China Ltd. (Class H Stock)	1,114,000	396,122
Bank of Jiangsu Co. Ltd. (Class A Stock)	59,100	63,117
Bank of Nanjing Co. Ltd. (Class A Stock)	17,200	26,358
Baoshan Iron & Steel Co. Ltd. (Class A Stock)	7,800	6,566
Beijing Enterprises Holdings Ltd.	61,500	197,106
BYD Co. Ltd. (Class H Stock)	11,500	420,739
China CITIC Bank Corp. Ltd. (Class H Stock)	183,000	76,490
China Coal Energy Co. Ltd. (Class H Stock)	11,000	8,557
China Construction Bank Corp. (Class H Stock)	857,000	547,289
China Feihe Ltd., 144A	20,000	17,561
China Galaxy Securities Co. Ltd. (Class H Stock)	18,000	8,902
China Hongqiao Group Ltd.	12,000	12,505
China Life Insurance Co. Ltd. (Class H Stock)	39,000	58,087
China Medical System Holdings Ltd.	137,000	217,790
China Merchants Bank Co. Ltd. (Class H Stock)	21,000	113,469
China Merchants Port Holdings Co. Ltd.	8,000	12,903

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (Class A Stock)*	31,200	$63,352
China Minsheng Banking Corp. Ltd. (Class H Stock)	34,000	11,089
China Overseas Land & Investment Ltd.	13,500	37,306
China Overseas Property Holdings Ltd.	200,000	209,028
China Pacific Insurance Group Co. Ltd. (Class H Stock)	13,800	29,477
China Petroleum & Chemical Corp. (Class H Stock)	126,000	59,404
China Railway Group Ltd. (Class H Stock)	18,000	10,715
China Resources Land Ltd.	18,000	75,173
China Resources Mixc Lifestyle Services Ltd., 144A	9,600	40,673
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (Class A Stock)*	8,800	47,273
China Shenhua Energy Co. Ltd. (Class H Stock)	100,000	282,634
China Tower Corp. Ltd. (Class H Stock), 144A	2,094,000	269,399
Chongqing Rural Commercial Bank Co. Ltd. (Class A Stock)	96,000	50,954
Chongqing Zhifei Biological Products Co. Ltd. (Class A Stock)	3,900	57,509
CITIC Ltd.	237,000	256,335
CMOC Group Ltd. (Class H Stock)	21,000	10,310
Contemporary Amperex Technology Co. Ltd. (Class A Stock)*	700	53,076
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)	166,350	249,572
CSPC Pharmaceutical Group Ltd.	45,200	49,492
Daqin Railway Co. Ltd. (Class A Stock)	52,800	47,340
Daqo New Energy Corp., ADR*	400	25,880
Dong-E-E-Jiao Co. Ltd. (Class A Stock)	9,700	51,482
Dongyue Group Ltd.	82,000	89,186
ENN Natural Gas Co. Ltd. (Class A Stock)	22,400	57,300
FAW Jiefang Group Co. Ltd. (Class A Stock)	5,800	7,485
Ganfeng Lithium Co. Ltd. (Class H Stock), 144A	1,200	10,851
G-bits Network Technology Xiamen Co. Ltd. (Class A Stock)	1,100	57,934
Guanghui Energy Co. Ltd. (Class A Stock)	37,500	54,192
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (Class A Stock)	12,800	54,662
Hengan International Group Co. Ltd.	4,000	19,361
Hua Hong Semiconductor Ltd., 144A*	4,000	11,981
Huafon Chemical Co. Ltd. (Class A Stock)	39,500	44,537
Huaxia Bank Co. Ltd. (Class A Stock)	72,000	54,641
Hunan Valin Steel Co. Ltd. (Class A Stock)	12,900	8,701
Industrial & Commercial Bank of China Ltd. (Class H Stock)	764,000	403,918
Industrial Bank Co. Ltd. (Class A Stock)	23,200	61,159
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	2,200	11,680
Intco Medical Technology Co. Ltd. (Class A Stock)	14,820	50,535
JD Health International, Inc., 144A*	6,150	46,648
JD.com, Inc., ADR	1,400	83,300
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (Class A Stock)	500	12,248

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
Jiangxi Copper Co. Ltd. (Class H Stock)	6,000	$7,350
JOYY, Inc., ADR	4,600	119,094
Kingsoft Corp. Ltd.	4,200	14,024
Kunlun Energy Co. Ltd.	44,000	32,391
Kweichow Moutai Co. Ltd. (Class A Stock)	500	140,579
Lenovo Group Ltd.	38,000	36,852
Li Auto, Inc., ADR*	600	19,704
Li Ning Co. Ltd.	13,000	105,451
Longfor Group Holdings Ltd., 144A	59,500	198,811
Luxi Chemical Group Co. Ltd. (Class A Stock)	25,100	52,429
Luzhou Laojiao Co. Ltd. (Class A Stock)	500	16,473
Meituan (Class B Stock), 144A*	12,000	269,200
Metallurgical Corp. of China Ltd. (Class A Stock)	104,900	50,647
NetEase, Inc., ADR	4,200	390,516
New China Life Insurance Co. Ltd. (Class H Stock)	32,100	76,495
New Oriental Education & Technology Group, Inc., ADR*	9,520	260,943
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	48,000	14,372
PetroChina Co. Ltd. (Class H Stock)	408,000	190,520
PICC Property & Casualty Co. Ltd. (Class H Stock)	236,000	242,252
Pinduoduo, Inc., ADR*	5,800	284,258
Ping An Bank Co. Ltd. (Class A Stock)	21,300	40,076
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	34,500	202,758
Shaanxi Coal Industry Co. Ltd. (Class A Stock)	28,600	80,956
Shanghai International Port Group Co. Ltd. (Class A Stock)*	72,261	58,736
Shanxi Taigang Stainless Steel Co. Ltd. (Class A Stock)	55,100	40,480
Shimao Group Holdings Ltd.^(a)	397,000	174,212
Sinopharm Group Co. Ltd. (Class H Stock)	7,200	16,497
Sunac China Holdings Ltd.^	16,000	7,225
Suzhou Maxwell Technologies Co. Ltd. (Class A Stock)	860	60,359
TAL Education Group, ADR*	2,300	11,316
TBEA Co. Ltd. (Class A Stock)	19,200	71,163
Tencent Holdings Ltd.	27,900	1,078,302
Tongwei Co. Ltd. (Class A Stock)	7,500	59,853
Want Want China Holdings Ltd.	25,000	20,346
Xiamen C & D, Inc. (Class A Stock)	27,400	45,601
Yadea Group Holdings Ltd., 144A	8,000	17,253
Yankuang Energy Group Co. Ltd. (Class H Stock)	18,000	56,247
Zhejiang Orient Gene Biotech Co. Ltd. (Class A Stock)	3,096	52,062
Zhongsheng Group Holdings Ltd.	23,500	134,536
		11,648,517
Colombia 0.1%
Bancolombia SA	1,330	11,165

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Colombia (cont’d.)
Ecopetrol SA	25,146	$13,374
Interconexion Electrica SA ESP	2,256	10,841
		35,380
Czech Republic 0.1%
CEZ A/S	910	41,353
Greece 1.7%
Eurobank Ergasias Services and Holdings SA*	14,166	13,049
Hellenic Telecommunications Organization SA	12,940	222,801
JUMBO SA	14,042	217,718
OPAP SA	12,419	172,057
		625,625
Hong Kong 0.2%
Orient Overseas International Ltd.	1,000	34,851
Sino Biopharmaceutical Ltd.	53,000	30,726
		65,577
Hungary 0.1%
MOL Hungarian Oil & Gas PLC	1,862	13,709
Richter Gedeon Nyrt	840	17,182
		30,891
India 11.4%
Adani Enterprises Ltd.	1,475	47,992
Aurobindo Pharma Ltd.	1,574	10,887
Avenue Supermarts Ltd., 144A*	845	45,449
Bajaj Finance Ltd.	416	38,075
Balkrishna Industries Ltd.	432	12,655
Bharat Electronics Ltd.	6,052	21,053
Cipla Ltd.	2,670	33,006
Colgate-Palmolive India Ltd.	658	13,196
Divi’s Laboratories Ltd.	1,157	56,126
DLF Ltd.	3,256	15,933
Dr. Reddy’s Laboratories Ltd.	648	33,530
Eicher Motors Ltd.	731	28,638
GAIL India Ltd.	58,132	107,770
Grasim Industries Ltd.	962	19,179
HCL Technologies Ltd.	5,720	68,789
Hindustan Unilever Ltd.	4,532	151,400

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
India (cont’d.)
Housing Development Finance Corp. Ltd.	925	$27,914
ICICI Bank Ltd.	13,103	136,281
Info Edge India Ltd.	654	35,935
Infosys Ltd., ADR	17,700	344,973
ITC Ltd.	86,599	332,099
Larsen & Toubro Infotech Ltd., 144A	288	17,287
Mahindra & Mahindra Ltd.	4,218	62,237
Maruti Suzuki India Ltd.	1,778	197,855
Mindtree Ltd.	336	14,556
Mphasis Ltd.	486	14,175
NTPC Ltd.	96,306	186,253
Oil & Natural Gas Corp. Ltd.	13,394	22,737
Page Industries Ltd.	464	286,954
Power Grid Corp. of India Ltd.	63,844	172,893
Reliance Industries Ltd.*	8,949	284,617
SRF Ltd.	814	25,060
State Bank of India	9,540	63,928
Sun Pharmaceutical Industries Ltd.	27,369	326,436
Tata Consultancy Services Ltd.	4,945	206,843
Tata Elxsi Ltd.	816	89,949
Tata Steel Ltd.	215,750	293,650
Torrent Pharmaceuticals Ltd.	532	10,289
UPL Ltd.	2,607	24,458
Vedanta Ltd.	75,902	244,469
		4,125,526
Indonesia 2.9%
Adaro Energy Indonesia Tbk PT	1,035,200	227,308
Astra International Tbk PT	652,600	278,724
Bank Mandiri Persero Tbk PT	476,100	266,501
Gudang Garam Tbk PT	3,300	6,197
Indofood Sukses Makmur Tbk PT	563,800	258,587
Kalbe Farma Tbk PT	122,200	13,353
Unilever Indonesia Tbk PT	40,500	12,332
		1,063,002
Kuwait 0.1%
Mobile Telecommunications Co. KSCP	12,256	24,281
Malaysia 0.5%
Hartalega Holdings Bhd	9,900	6,097
IOI Corp. Bhd	12,800	11,592
Kuala Lumpur Kepong Bhd	2,200	10,836

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Malaysia (cont’d.)
Petronas Chemicals Group Bhd	12,400	$24,771
PPB Group Bhd	3,300	12,074
Sime Darby Plantation Bhd	109,300	107,105
		172,475
Mexico 0.5%
Fibra Uno Administracion SA de CV, REIT	16,800	17,224
Gruma SAB de CV (Class B Stock)	1,080	13,423
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	1,120	21,056
Grupo Financiero Banorte SAB de CV (Class O Stock)	14,000	79,788
Grupo Financiero Inbursa SAB de CV (Class O Stock)*	11,600	21,435
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	8,500	12,551
Orbia Advance Corp. SAB de CV	5,400	11,957
		177,434
Peru 0.1%
Credicorp Ltd.	400	51,760
Philippines 0.8%
BDO Unibank, Inc.	10,240	22,228
International Container Terminal Services, Inc.	67,880	239,139
Jollibee Foods Corp.	2,520	9,201
PLDT, Inc.	420	12,674
		283,242
Poland 0.5%
KGHM Polska Miedz SA	770	19,302
PGE Polska Grupa Energetyczna SA*	5,032	11,250
Powszechny Zaklad Ubezpieczen SA	25,030	163,967
		194,519
Qatar 1.2%
Industries Qatar QSC	55,624	261,889
Ooredoo QPSC	60,274	154,624
Qatar Electricity & Water Co. QSC	2,502	12,740
		429,253
Russia 0.0%
Inter RAO UES PJSC^	202,400	—
LUKOIL PJSC^	2,762	—

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Russia (cont’d.)
Magnit PJSC, GDR^	8,583	$1
PhosAgro PJSC, GDR (XSTU)*^	4	—
PhosAgro PJSC, GDR (XLON)^	698	—
Rosneft Oil Co. PJSC^	5,856	—
Sberbank of Russia PJSC, ADR*^	13,841	2
Surgutneftegas PJSC^	38,400	—
		3
Saudi Arabia 2.4%
Al Rajhi Bank*	1,408	33,926
Banque Saudi Fransi	1,300	17,820
Etihad Etisalat Co.	2,021	20,406
Riyad Bank	21,882	213,075
SABIC Agri-Nutrients Co.	1,071	38,220
Sahara International Petrochemical Co.	1,794	22,897
Saudi Arabian Mining Co.*	3,351	50,955
Saudi Arabian Oil Co., 144A	7,462	79,750
Saudi Basic Industries Corp.	12,322	328,299
Saudi Electricity Co.	3,780	25,016
Saudi Telecom Co.	975	26,216
		856,580
South Africa 4.1%
Absa Group Ltd.	24,414	250,182
African Rainbow Minerals Ltd.	13,470	189,854
Anglo American Platinum Ltd.	276	21,172
Bidvest Group Ltd. (The)	1,500	19,313
FirstRand Ltd.	83,251	329,322
Foschini Group Ltd. (The)	1,909	13,984
Impala Platinum Holdings Ltd.	4,223	46,823
Kumba Iron Ore Ltd.	7,087	211,198
Mr. Price Group Ltd.	1,400	15,243
MultiChoice Group	2,134	15,294
Nedbank Group Ltd.	2,448	32,000
Northam Platinum Holdings Ltd.*	1,791	19,004
Old Mutual Ltd.	27,166	18,529
Pepkor Holdings Ltd., 144A	6,747	8,208
Sasol Ltd.*	3,132	65,793
Sibanye Stillwater Ltd.	16,296	40,032
Standard Bank Group Ltd.	7,144	68,826
Woolworths Holdings Ltd.	38,081	121,459
		1,486,236

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea 12.5%
BNK Financial Group, Inc.	21,585	$112,944
Cheil Worldwide, Inc.	13,221	232,159
CJ CheilJedang Corp.	102	30,744
DB Insurance Co. Ltd.	1,080	50,264
Ecopro BM Co. Ltd.	252	23,303
E-MART, Inc.	101	8,802
F&F Co. Ltd.	230	26,548
GS Holdings Corp.	2,128	68,212
Hana Financial Group, Inc.	9,021	258,510
Hyundai Engineering & Construction Co. Ltd.	420	13,657
Hyundai Glovis Co. Ltd.	97	13,614
Hyundai Motor Co.	743	112,352
Hyundai Steel Co.	437	11,495
Industrial Bank of Korea	1,330	9,626
KB Financial Group, Inc.	3,606	134,114
Kia Corp.	5,184	324,557
Korea Aerospace Industries Ltd.	416	18,295
Korea Investment Holdings Co. Ltd.	3,609	175,609
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	230	15,030
KT&G Corp.	871	54,898
Kumho Petrochemical Co. Ltd.	786	78,517
L&F Co. Ltd.*	129	22,827
LG Corp.	465	29,023
LG Energy Solution Ltd.*	694	226,302
LG Innotek Co. Ltd.	942	264,118
Meritz Securities Co. Ltd.	6,630	24,746
Mirae Asset Securities Co. Ltd.	1,486	7,552
NH Investment & Securities Co. Ltd.	824	6,317
Pan Ocean Co. Ltd.	1,298	5,650
POSCO Holdings, Inc.	404	75,450
Samsung C&T Corp.	455	42,239
Samsung Electronics Co. Ltd.	24,965	1,181,722
Samsung Engineering Co. Ltd.*	1,516	22,947
Samsung Fire & Marine Insurance Co. Ltd.	124	18,838
Samsung SDI Co. Ltd.	788	346,365
Samsung SDS Co. Ltd.	145	15,209
Samsung Securities Co. Ltd.	341	9,198
Seegene, Inc.	285	8,741
Shinhan Financial Group Co. Ltd.	5,173	142,460
SK Hynix, Inc.	271	20,487
SK, Inc.	219	37,147
Woori Financial Group, Inc.	26,378	242,063
		4,522,651

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Taiwan 12.9%
Accton Technology Corp.	3,000	$25,038
Advantech Co. Ltd.	3,000	34,513
ASE Technology Holding Co. Ltd.	25,000	72,851
Asustek Computer, Inc.	25,000	235,841
Chunghwa Telecom Co. Ltd.	35,000	142,017
E Ink Holdings, Inc.	5,000	32,894
Eva Airways Corp.*	15,000	17,211
Evergreen Marine Corp. Taiwan Ltd.	60,000	192,803
Far EasTone Telecommunications Co. Ltd.	8,000	20,170
Formosa Plastics Corp.	4,000	12,337
Globalwafers Co. Ltd.	2,000	30,297
Hon Hai Precision Industry Co. Ltd.	121,000	442,224
Largan Precision Co. Ltd.	1,000	70,143
Lite-On Technology Corp.	11,000	24,136
MediaTek, Inc.	9,000	207,361
Micro-Star International Co. Ltd.	4,000	15,836
Nan Ya Plastics Corp.	13,000	29,297
Nan Ya Printed Circuit Board Corp.	2,000	16,203
Synnex Technology International Corp.	8,000	14,841
Taiwan Mobile Co. Ltd.	10,000	33,935
Taiwan Semiconductor Manufacturing Co. Ltd.	145,000	2,486,687
Unimicron Technology Corp.	25,000	133,367
United Microelectronics Corp.*	133,000	178,919
Vanguard International Semiconductor Corp.	18,000	43,354
Wan Hai Lines Ltd.	5,060	18,182
Winbond Electronics Corp.	16,000	12,456
Wiwynn Corp.	1,000	24,737
WPG Holdings Ltd.	8,000	13,441
Yageo Corp.	3,000	34,638
Yang Ming Marine Transport Corp.	8,000	24,126
Zhen Ding Technology Holding Ltd.	4,000	15,151
		4,655,006
Thailand 0.6%
Bumrungrad Hospital PCL	2,600	12,957
Central Retail Corp. PCL	9,600	9,618
Charoen Pokphand Foods PCL	20,000	13,746
Land & Houses PCL	45,300	10,507
Minor International PCL*	16,800	15,452
PTT Global Chemical PCL	95,600	116,100
PTT Oil & Retail Business PCL	16,000	11,038
Thai Union Group PCL	17,600	7,819
		197,237

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Turkey 1.9%
Akbank TAS	423,423	$204,982
BIM Birlesik Magazalar A/S	2,542	13,102
Ford Otomotiv Sanayi A/S	447	7,604
Haci Omer Sabanci Holding A/S	185,338	205,761
KOC Holding A/S	4,214	8,711
Turkiye Is Bankasi A/S (Class C Stock)	854,351	250,415
		690,575
United Arab Emirates 0.7%
Abu Dhabi Islamic Bank PJSC	16,368	40,563
Aldar Properties PJSC	20,874	27,886
Dubai Islamic Bank PJSC	15,538	24,900
Emaar Properties PJSC	18,075	27,125
First Abu Dhabi Bank PJSC	22,738	120,341
		240,815
United States 0.8%
JBS SA	39,800	245,534
Parade Technologies Ltd.	1,000	37,658
		283,192

Total Common Stocks (cost $32,330,059)		33,194,909
Preferred Stocks 4.3%
Brazil 3.6%
Braskem SA (PRFC A)	26,800	192,165
Cia Energetica de Minas Gerais (PRFC)	112,298	244,168
Gerdau SA (PRFC)	53,000	251,781
Itausa SA (PRFC)	112,800	189,014
Petroleo Brasileiro SA (PRFC)	65,800	435,564
		1,312,692
Colombia 0.1%
Bancolombia SA (PRFC)	2,415	17,813
Russia 0.0%
Surgutneftegas PJSC (PRFC)^	38,200	—

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
South Korea 0.6%
Hyundai Motor Co. (2nd PRFC)	200	$14,547
Hyundai Motor Co. (PRFC)	128	9,296
LG Chem Ltd. (PRFC)	42	9,429
Samsung Electronics Co. Ltd. (PRFC)	4,350	191,181
		224,453

Total Preferred Stocks (cost $1,489,965)		1,554,958

Total Long-Term Investments (cost $33,820,024)		34,749,867
Short-Term Investments 3.2%
Affiliated Mutual Fund 0.7%
PGIM Institutional Money Market Fund (cost $238,498; includes $238,140 of cash collateral for securities on loan)(b)(we)	238,713	238,474

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.3%
U.S. Treasury Bills (cost $119,736)	1.768%	09/15/22	120	119,682

	Shares
Unaffiliated Fund 2.2%
Dreyfus Government Cash Management (Institutional Shares) (cost $776,941)		776,941	776,941

Total Short-Term Investments (cost $1,135,175)				1,135,097

TOTAL INVESTMENTS 99.3% (cost $34,955,199)		35,884,964
Other assets in excess of liabilities(z) 0.7%				263,625

Net Assets 100.0%				$36,148,589

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
MSCI—Morgan Stanley Capital International
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
UTS—Unit Trust Security
XLON—London Stock Exchange
XSTU—Stuttgart Stock Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $181,440 and 0.5% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $223,480; cash collateral of $238,140 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at July 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
24	Mini MSCI Emerging Markets Index	Sep. 2022	$1,198,200	$7,018
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).